Document and Entity Information	Aug. 19, 2021
Prospectus:
Document Type	497
Document Period End Date	Aug. 19, 2021
Registrant Name	Virtus Investment Trust
Entity Central Index Key	0000867297
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 19, 2021
Document Effective Date	Aug. 19, 2021
Prospectus Date	Feb. 01, 2021
Virtus AllianzGI Small-Cap Fund | Class A
Prospectus:
Trading Symbol	AZBAX
Virtus AllianzGI Small-Cap Fund | Class C
Prospectus:
Trading Symbol	AZBCX
Virtus AllianzGI Small-Cap Fund | Institutional Class
Prospectus:
Trading Symbol	AZBIX
Virtus AllianzGI Small-Cap Fund | Class P
Prospectus:
Trading Symbol	AZBPX
Virtus AllianzGI Small-Cap Fund | R6
Prospectus:
Trading Symbol	ASCFX